Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands				12 Months Ended
	Sep. 26, 2015	Jul. 17, 2015	Jan. 17, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Business Acquisition [Line Items]
Goodwill	$ 567,836			$ 419,270	$ 127,038	$ 179,120
Davenport Acquisition [Member]
Business Acquisition [Line Items]
Inventories	21,538
Property, plant and equipment	272,815
Other assets	6,537
Financial liabilities	(1,509)
Other long-term liabilities	(95)
Net assets acquired	299,286
Goodwill	150,710
Purchase price	449,996
Net cash paid for acquisitions	448,710	$ 450,000
Transfer of assets	(2,182)
Working capital true-up	$ 896
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Financial assets			$ 15,489	22,101	8,302	1,397
Inventories			2,548	8,249	3,954	6,988
Property, plant and equipment			47,985	74,687	40,580	21,543
Intangible assets				3,398	7,428	3,172
Other assets			2,595	3,337	52	1,330
Financial liabilities			(10,054)	(17,610)	(6,164)	(944)
Other long-term liabilities			(990)	(11,727)	(1,050)	(364)
Net assets acquired			57,573	82,435	53,102	33,122
Goodwill			147,064	148,838	16,120	26,230
Purchase price			204,637	231,273	69,222	59,352
Acquisition related liabilities			(22,123)	(10,656)	(7,902)	(10,547)
Other			(2,087)	(3,190)	281	(48)
Net cash paid for acquisitions			$ 180,427	$ 217,427	$ 61,601	$ 48,757